FINANCIAL RISK MANAGEMENT ACTIVITIES - Assets Measured at Fair Value on a Recurring Basis (Details) $ in Millions	Feb. 12, 2020 oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Assets		$ 7,967	$ 7,672	$ 6,863
South African assets | Discontinued operations
Disclosure of fair value measurement of assets [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | oz	260
Consideration receivable, initial production threshold (in ounces) | oz	250,000
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | oz	20
Transaction date ounces of reserves (in ounces) | oz	8,530,000
Equity securities - FVTOCI
Disclosure of fair value measurement of assets [line items]
Assets		116	186	82
Equity securities - FVTOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		116	186	82
Equity securities - FVTOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0	0	0
Equity securities - FVTOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		0	0	0
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Assets		25	28
Deferred compensation asset | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		0	0
Deferred compensation asset | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0	0
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		$ 25	$ 28
Equity securities - FVTOCI
Disclosure of fair value measurement of assets [line items]
Assets				21
Equity securities - FVTOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets				21
Equity securities - FVTOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets				0
Equity securities - FVTOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets				$ 0